Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2016
Employee benefit plans
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2014	2015	2016
Service cost	¥8,438	¥7,800	¥8,253
Interest cost	3,441	3,090	2,092
Expected return on plan assets	(4,971)	(5,732)	(6,064)
Amortization of net actuarial losses	2,767	2,127	1,456
Amortization of prior service cost	(1,149)	(1,148)	(1,148)

Net periodic benefit cost	¥8,526	¥6,137	¥4,589

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2015	2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥233,885	¥240,858
Service cost	7,800	8,253
Interest cost	3,090	2,092
Actuarial gain	6,106	13,121
Benefits paid	(10,070)	(10,528)
Acquisition, divestitures and other	47	(504)

Projected benefit obligation at end of year	¥240,858	¥253,292

Change in plan assets:
Fair value of plan assets at beginning of year	¥220,873	¥233,837
Actual return on plan assets	15,660	2,540
Employer contributions	5,914	4,559
Benefits paid	(8,610)	(8,909)

Fair value of plan assets at end of year	¥233,837	¥232,027

Funded status at end of year	(7,021)	(21,265)

Amounts recognized in the consolidated balance sheets	¥(7,021)	¥(21,265)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2015	2016
Plans with ABO in excess of plan assets:
PBO	¥29,643	¥31,788
ABO	29,643	31,788
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥29,643	¥31,788
ABO	29,643	31,788
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2016
Net actuarial loss	¥56,688
Net prior service cost	(8,236)

Total	¥48,452

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2017
Net actuarial loss	¥2,848
Net prior service cost	(1,148)

Total	¥1,700

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2015	2016
Discount rate	0.9%	0.6%
Rate of increase in compensation levels	2.5%	2.5%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2014	2015	2016
Discount rate	1.4%	1.4%	0.9%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Balance as of March 31, 2015
Pension plan assets:
Equities	¥23,665	¥—	¥—	¥23,665
Private equity investments	—	—	6,793	6,793
Japanese government securities	67,066	—	—	67,066
Bank and corporate debt securities	2,183	2,502	—	4,685
Investment trust funds and other(1)	—	18,457	48,545	67,002
Life insurance company general accounts	—	48,989	—	48,989
Other assets	—	15,637	—	15,637

Total	¥92,914	¥85,585	¥55,338	¥233,837

	Millions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Balance as of March 31, 2016
Pension plan assets:
Equities	¥21,283	¥—	¥—	¥21,283
Private equity investments	—	—	7,510	7,510
Japanese government securities	61,803	—	—	61,803
Bank and corporate debt securities	2,380	2,163	—	4,543
Investment trust funds and other(1)	—	12,934	47,699	60,633
Life insurance company general accounts	—	52,109	—	52,109
Other assets	—	24,146	—	24,146

Total	¥85,466	¥91,352	¥55,209	¥232,027

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2015
	Balance as of April 1, 2014	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2015
Private equity investments	¥12,235	¥(2,147)	¥(3,295)	¥6,793
Investment trust funds and other	11,820	3,936	32,789	48,545

Total	¥24,055	¥1,789	¥29,494	¥55,338

	Millions of yen
	Year ended March 31, 2016
	Balance as of April 1, 2015	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2016
Private equity investments	¥6,793	¥(2,034)	¥2,751	¥7,510
Investment trust funds and other	48,545	(2,018)	1,172	47,699

Total	¥55,338	¥(4,052)	¥3,923	¥55,209

Expected benefit payments

Year ending March 31	Millions of yen
2017	¥15,150
2018	14,065
2019	14,173
2020	12,772
2021	11,995
2022-2026	60,576